SHARE BASED COMPENSATION PLANS - 2018 RSA Plan Non-Performance, Executive Leadership Team (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2021 EquityInstruments USD ($) $ / shares shares
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)		$ 16.70	$ 12.75
Granted during the period (in dollars per share)		17.39	19.23
Exercised during the period (in dollars per share)		12.75	19.00
Forfeited / cancelled / expired during the period (in dollars per share)		19.28	15.96
Outstanding as of end of the period (in dollars per share)		$ 16.42	$ 16.70
Number [Abstract]
Outstanding as of beginning of the period (in shares) | EquityInstruments		845,918	338,432
Granted during the period (in shares) | EquityInstruments		819,644	525,143
Exercised during the period (in shares) | EquityInstruments		(2,716)	(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares		(200,453)	(16,215)
Outstanding as of end of the period (in shares) | EquityInstruments		1,462,393	845,918
Bottom of Range [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Interest rate		5.40%
Top of Range [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Interest rate		9.76%
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares) | $	2,373,374
Exercised during the period (in shares) | $	(721,596)
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan Non-Performance - Executive Leadership Team [Member]
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)		$ 0.61	$ 0.61
Outstanding as of end of the period (in dollars per share)		0.61	0.61
Vested as of end of the period (in dollars per share)		$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares) | $		918,719	918,719
Granted during the period (in shares) | EquityInstruments	970,893
Outstanding as of end of the period (in shares) | $		918,719	918,719
Option vested (in shares) | shares		918,719	844,452
Percentage of outstanding shares vested		100.00%	91.90%
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term		24 months
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Top of Range [Member]
Number [Abstract]
Vested term		4 years
2018 RSA Plan Non-Performance - Executive Leadership Team [Member] | Promissory Note [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Interest rate		3.00%
Percentage of note in recourse portion		50.00%
Percentage of note in non-recourse portion		50.00%